SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2012, 2011 and 2010:

	2012		2011		2010
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	830,500	11.25	617,000	10.14	770,000	14.84
Granted	—	—	213,500	20.13	97,000	18.19
Exercised	(260,000)	7.17	—	—	(26,334)	10.38
Forfeited	(72,500)	18.05	—	—	(223,666)	26.69
Options outstanding at end of year	498,000	10.27	830,500	11.25	617,000	10.14
Exercisable at end of year	376,668	8.29	434,006	7.94	280,005	8.87

Weighted average assumptions used to calculate the fair values of options granted and modified
The fair values of options granted are estimated on the date of the grant using the Black-Scholes-Merton option valuation model. The weighted average assumptions used to calculate the fair values of new options granted in 2012, 2011 and 2010 are as follows:

	New options granted in year ended December 31
	2012	2011	2010
Risk free interest rate	—	1.13%	1.32%
Expected volatility	—	65.6%	65.6%
Expected dividend yield	—	0.00%	0.00%
Expected life of options	—	3.5 years	3.5 years